Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Transaction expenses related to the business combination	$ 26,338	$ 41,286	$ 86,799	$ 216,025
Antidilutive securities excluded from computation of earnings	3,894,996
Allowance for doubtful accounts	$ 32,457		32,457	0
Provision for bad debt	$ 9,201	$ 18,308	$ 32,457	15,131
Useful life of asset	3 years		3 years
Credit loss on accounts receivable			$ 0	$ 0
TAD
Summary of Significant Accounting Policies
Percentage of ownership interest in VSee Lab	53.80%		53.80%